Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Real Estate Investment Property, Accumulated Depreciation	$ 534,303,000	$ 465,660,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	75,000,000	75,000,000
Common Stock, Shares, Issued	63,195,182	58,952,404
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Treasury Stock, Shares	2,371,198	1,826,463
Series C Preferred Shares [Member]
Preferred Stock, Shares Issued	5,400,000	5,400,000
Auction Market Preferred Securities, Stock Series, Liquidation Value	$ 135,000,000	$ 135,000,000
Series E Preferred Shares [Member]
Preferred Stock, Shares Issued	3,450,000	3,450,000
Auction Market Preferred Securities, Stock Series, Liquidation Value	$ 86,250,000	$ 86,250,000